UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10221

AB TRUST

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2018

Date of reporting period: February 28, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB International Value Fund

Portfolio of Investments

February 28, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.9%
Consumer Discretionary - 17.7%
Auto Components - 5.2%
Faurecia SA	53,090	$4,438,911
Hankook Tire Co., Ltd.	54,590	2,981,354
Magna International, Inc. (New York)-Class A	81,340	4,471,260
NGK Spark Plug Co., Ltd.	105,300	2,659,845

		14,551,370

Automobiles - 5.1%
Honda Motor Co., Ltd.	133,500	4,827,663
Peugeot SA	210,010	4,738,638
Subaru Corp.	130,800	4,587,385

		14,153,686

Household Durables - 3.3%
Nikon Corp.	150,600	3,058,802
Panasonic Corp.	388,300	6,044,252

		9,103,054

Leisure Products - 1.1%
Amer Sports Oyj (a)	102,030	3,076,384

Textiles, Apparel & Luxury Goods - 3.0%
HUGO BOSS AG	39,110	3,481,164
Pandora A/S	48,080	5,013,084

		8,494,248

		49,378,742

Financials - 17.5%
Banks - 11.0%
Barclays PLC	1,261,710	3,671,117
BNP Paribas SA	68,700	5,432,143
BOC Hong Kong Holdings Ltd.	836,500	4,203,818
DNB ASA	218,480	4,285,557
Erste Group Bank AG	119,060	6,053,789
KB Financial Group, Inc.	35,440	2,091,185
Mitsubishi UFJ Financial Group, Inc.	727,100	5,121,430

		30,859,039

Capital Markets - 2.3%
Credit Suisse Group AG (REG) (a)	341,803	6,289,917

Consumer Finance - 1.0%
Hitachi Capital Corp.	108,900	2,816,925

Insurance - 3.2%
Allianz SE (REG)	25,230	5,860,707
PICC Property & Casualty Co., Ltd.-Class H	1,558,000	3,055,823

		8,916,530

		48,882,411

Consumer Staples - 11.0%
Beverages - 1.1%
Coca-Cola Bottlers Japan Holdings, Inc.	78,000	2,952,873

Company	Shares	U.S. $ Value
Food Products - 3.3%
Orkla ASA	458,260	$5,024,461
WH Group Ltd. (b)	3,467,000	4,269,973

		9,294,434

Household Products - 1.8%
Henkel AG & Co. KGaA (Preference Shares)	37,520	4,977,642

Tobacco - 4.8%
British American Tobacco PLC	144,530	8,530,516
Japan Tobacco, Inc.	177,300	5,031,264

		13,561,780

		30,786,729

Industrials - 10.4%
Aerospace & Defense - 4.2%
Airbus SE	60,157	7,200,646
BAE Systems PLC	572,620	4,544,857

		11,745,503

Airlines - 4.4%
Japan Airlines Co., Ltd.	157,200	5,991,230
Qantas Airways Ltd.	1,394,954	6,349,735

		12,340,965

Electrical Equipment - 1.1%
Philips Lighting NV (b)	74,063	2,942,020

Machinery - 0.7%
Glory Ltd.	53,200	1,998,318

		29,026,806

Information Technology - 9.9%
Communications Equipment - 2.2%
Nokia Oyj	1,029,470	6,000,922

Internet Software & Services - 1.4%
Yahoo Japan Corp. (c)	858,900	3,964,040

Semiconductors & Semiconductor Equipment - 3.1%
SCREEN Holdings Co., Ltd.	39,600	3,671,236
SUMCO Corp.	155,200	4,105,668
Taiwan Semiconductor Manufacturing Co., Ltd. (a)	101,000	838,663

		8,615,567

Software - 1.6%
Nintendo Co., Ltd.	10,000	4,558,596

Technology Hardware, Storage & Peripherals - 1.6%
Samsung Electronics Co., Ltd.	2,010	4,367,869

		27,506,994

Materials - 9.1%
Chemicals - 4.6%
Air Water, Inc.	133,500	2,637,867
Incitec Pivot Ltd.	914,980	2,668,947
Johnson Matthey PLC	90,689	3,897,259
Nippon Shokubai Co., Ltd.	50,800	3,585,520

		12,789,593

Company	Shares	U.S. $ Value
Metals & Mining - 4.5%
First Quantum Minerals Ltd.	175,960	$2,867,303
Gerdau SA (Preference Shares)	631,600	3,232,989
Norsk Hydro ASA	545,230	3,663,402
Yamato Kogyo Co., Ltd.	97,000	2,821,288

		12,584,982

		25,374,575

Energy - 8.8%
Oil, Gas & Consumable Fuels - 8.8%
Canadian Natural Resources Ltd. (Toronto)	87,870	2,721,970
JXTG Holdings, Inc.	878,000	5,266,543
PetroChina Co., Ltd.-Class H	5,376,000	3,728,671
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	183,880	5,833,940
Royal Dutch Shell PLC-Class A	136,291	4,304,221
YPF SA (Sponsored ADR)	121,352	2,804,445

		24,659,790

Telecommunication Services - 8.7%
Diversified Telecommunication Services - 7.1%
BT Group PLC	1,961,870	6,474,534
China Unicom Hong Kong Ltd. (a)	3,002,000	3,862,756
Nippon Telegraph & Telephone Corp.	203,300	9,442,595

		19,779,885

Wireless Telecommunication Services - 1.6%
Vodafone Group PLC	1,622,580	4,536,069

		24,315,954

Health Care - 5.0%
Biotechnology - 1.0%
Grifols SA (ADR)	128,650	2,804,570

Pharmaceuticals - 4.0%
Indivior PLC (a)	517,700	2,688,329
Ono Pharmaceutical Co., Ltd.	178,600	5,201,291
Teva Pharmaceutical Industries Ltd. (Sponsored ADR) (a)	172,850	3,235,752

		11,125,372

		13,929,942

Utilities - 0.8%
Electric Utilities - 0.8%
EDP - Energias de Portugal SA (a)	694,643	2,322,004

Total Common Stocks (cost $232,138,379)		276,183,947

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 1.20% (d)(e)(f) (cost $7,775)	7,775	$7,775

Total Investments Before Security Lending Collateral for Securities Loaned - 98.9% (cost $232,146,154)		276,191,722

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%
Investment Companies – 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.20% (d)(e)(f) (cost $4,082,245)	4,082,245	4,082,245

Total Investments – 100.4% (cost $236,228,399) (g)		280,273,967
Other assets less liabilities – (0.4)%		(1,047,763)

Net Assets – 100.0%		$279,226,204

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	1,272	USD	394	3/02/18	$2,221
Bank of America, NA	USD	392	BRL	1,272	3/02/18	(241)
Bank of America, NA	EUR	1,068	USD	1,325	3/14/18	21,223
Bank of America, NA	HKD	65,981	USD	8,450	3/14/18	15,517
Bank of America, NA	USD	2,602	AUD	3,425	3/14/18	57,887
Bank of America, NA	USD	6,360	EUR	5,369	3/14/18	195,763
Bank of America, NA	USD	2,297	GBP	1,711	3/14/18	60,116
Bank of America, NA	KRW	11,500,595	USD	10,836	4/26/18	223,860
Barclays Bank PLC	CAD	12,159	USD	9,470	3/14/18	(7,759)
Barclays Bank PLC	ILS	4,359	USD	1,236	3/14/18	(18,294)
Barclays Bank PLC	USD	10,816	EUR	9,139	3/14/18	342,533
Barclays Bank PLC	USD	2,104	JPY	234,977	3/14/18	99,583
Barclays Bank PLC	RUB	86,031	USD	1,511	4/17/18	(9,176)
Barclays Bank PLC	USD	1,853	EUR	1,486	6/19/18	(25,565)
BNP Paribas SA	USD	5,833	AUD	7,686	3/14/18	136,869
BNP Paribas SA	USD	2,800	GBP	2,090	3/14/18	78,962
BNP Paribas SA	JPY	57,500	USD	533	6/19/18	(10,368)
Citibank, NA	BRL	7,734	USD	2,434	3/02/18	51,606
Citibank, NA	USD	2,384	BRL	7,734	3/02/18	(1,468)
Citibank, NA	AUD	2,889	USD	2,329	3/14/18	85,268
Citibank, NA	CHF	487	USD	524	3/14/18	7,907
Citibank, NA	GBP	465	USD	630	3/14/18	(10,397)
Citibank, NA	JPY	80,582	USD	725	3/14/18	(31,137)
Citibank, NA	USD	275	CAD	345	3/14/18	(6,040)
Citibank, NA	USD	12,907	CHF	12,668	3/14/18	519,904
Citibank, NA	USD	2,854	GBP	2,007	3/14/18	(89,381)
Citibank, NA	USD	8,968	JPY	954,123	3/14/18	(18,181)
Citibank, NA	USD	1,232	TRY	4,878	3/14/18	45,901
Citibank, NA	USD	1,675	TRY	6,367	3/14/18	(7,005)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	CAD	1,014	USD	813	6/19/18	$21,020
Citibank, NA	JPY	221,064	USD	2,035	6/19/18	(52,850)
Credit Suisse International	JPY	2,751,846	USD	24,417	3/14/18	(1,394,069)
Credit Suisse International	SEK	26,368	USD	3,138	3/14/18	(46,902)
Credit Suisse International	USD	3,985	CHF	3,919	3/14/18	168,830
Credit Suisse International	USD	2,887	JPY	315,620	3/14/18	73,450
Credit Suisse International	USD	2,884	NOK	22,450	3/14/18	(39,862)
Credit Suisse International	USD	1,380	PLN	4,927	3/14/18	59,387
Credit Suisse International	NOK	23,797	USD	3,060	6/19/18	35,241
Goldman Sachs Bank USA	USD	920	EUR	742	3/14/18	(13,534)
Goldman Sachs Bank USA	USD	676	GBP	502	3/14/18	15,224
Goldman Sachs Bank USA	JPY	102,571	USD	968	6/19/18	(855)
HSBC Bank USA	BRL	9,006	USD	2,776	3/02/18	1,710
HSBC Bank USA	USD	2,781	BRL	9,006	3/02/18	(7,195)
HSBC Bank USA	USD	613	JPY	66,599	3/14/18	12,027
HSBC Bank USA	BRL	9,006	USD	2,772	4/03/18	7,270
JPMorgan Chase Bank, NA	AUD	5,268	USD	4,175	3/14/18	83,359
JPMorgan Chase Bank, NA	NOK	47,524	USD	5,735	3/14/18	(285,197)
JPMorgan Chase Bank, NA	PLN	4,927	USD	1,454	3/14/18	14,432
JPMorgan Chase Bank, NA	USD	499	CNY	3,154	4/19/18	(2,021)
JPMorgan Chase Bank, NA	JPY	138,580	USD	1,311	6/19/18	2,548
Morgan Stanley & Co., Inc.	ILS	1,827	USD	519	3/14/18	(6,896)
Morgan Stanley & Co., Inc.	USD	754	AUD	983	3/14/18	9,391
Morgan Stanley & Co., Inc.	USD	1,193	JPY	134,641	3/14/18	69,547
Morgan Stanley & Co., Inc.	USD	1,552	GBP	1,097	6/19/18	(34,271)
Royal Bank of Scotland PLC	EUR	9,188	USD	11,465	3/14/18	245,952
Royal Bank of Scotland PLC	JPY	526,064	USD	4,829	3/14/18	(105,337)
Royal Bank of Scotland PLC	NOK	41,423	USD	4,977	3/14/18	(270,198)
Royal Bank of Scotland PLC	USD	12,452	EUR	10,021	3/14/18	(216,255)
Royal Bank of Scotland PLC	USD	557	HKD	4,352	3/14/18	(807)
Royal Bank of Scotland PLC	USD	9,646	CHF	8,844	6/19/18	(193,219)
Royal Bank of Scotland PLC	USD	713	EUR	570	6/19/18	(12,398)
Standard Chartered Bank	GBP	441	USD	599	3/14/18	(8,293)
Standard Chartered Bank	CNY	73,472	USD	11,604	4/19/18	27,866
Standard Chartered Bank	USD	655	CNY	4,180	4/19/18	3,990
Standard Chartered Bank	KRW	316,917	USD	298	4/26/18	5,870
Standard Chartered Bank	USD	1,667	KRW	1,788,323	4/26/18	(16,607)
State Street Bank & Trust Co.	AUD	534	USD	419	3/14/18	4,327
State Street Bank & Trust Co.	CAD	1,070	USD	857	3/14/18	23,222
State Street Bank & Trust Co.	CHF	826	USD	882	3/14/18	6,889
State Street Bank & Trust Co.	CHF	406	USD	413	3/14/18	(16,603)
State Street Bank & Trust Co.	EUR	1,010	USD	1,256	3/14/18	23,061
State Street Bank & Trust Co.	GBP	310	USD	422	3/14/18	(5,037)
State Street Bank & Trust Co.	ILS	1,515	USD	445	3/14/18	8,954
State Street Bank & Trust Co.	JPY	325,788	USD	2,898	3/14/18	(157,475)
State Street Bank & Trust Co.	USD	1,093	AUD	1,437	3/14/18	23,036
State Street Bank & Trust Co.	USD	2,747	AUD	3,502	3/14/18	(27,447)
State Street Bank & Trust Co.	USD	989	CAD	1,227	3/14/18	(32,997)
State Street Bank & Trust Co.	USD	3,328	EUR	2,776	3/14/18	61,408

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	3,508	JPY	383,550	3/14/18	$89,566
State Street Bank & Trust Co.	USD	481	NZD	686	3/14/18	13,427
State Street Bank & Trust Co.	USD	7,799	SEK	65,354	3/14/18	93,963
State Street Bank & Trust Co.	USD	2,980	RUB	170,391	4/17/18	31,940
State Street Bank & Trust Co.	JPY	39,100	USD	370	6/19/18	367
State Street Bank & Trust Co.	USD	641	AUD	794	6/19/18	(24,190)
State Street Bank & Trust Co.	USD	688	CHF	639	6/19/18	(4,663)
State Street Bank & Trust Co.	USD	586	EUR	473	6/19/18	(4,230)
UBS AG	GBP	475	USD	674	3/14/18	19,707

						$(12,319)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, the aggregate market value of these securities amounted to $7,211,993 or 2.6% of net assets.
(c)	Represents entire or partial securities out on loan.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	As of February 28, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $58,111,565 and gross unrealized depreciation of investments was $(14,078,315), resulting in net unrealized appreciation of $44,033,250.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TRY	-	Turkish Lira
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

Country Breakdown1

February 28, 2018 (unaudited)

32.7%	Japan
16.1%	United Kingdom
7.9%	France
5.2%	Germany
4.7%	Norway
3.8%	China
3.6%	Canada
3.4%	South Korea
3.3%	Finland
3.3%	Australia
3.1%	Hong Kong
2.3%	Switzerland
2.2%	Austria
1.8%	Denmark
6.6%	Other

100.0%	Total Investments

1	All data are as of February 28, 2018. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.2% or less in the following countries: Argentina, Brazil, Israel, Netherlands, Portugal, Spain and Taiwan.

AB International Value Fund

February 28, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2018:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Consumer Discretionary	$4,471,260		$44,907,482		$	– 0	–	$49,378,742
Financials	– 0	–	48,882,411			– 0	–	48,882,411
Consumer Staples	– 0	–	30,786,729			– 0	–	30,786,729
Industrials	2,942,020		26,084,786			– 0	–	29,026,806
Information Technology	– 0	–	27,506,994			– 0	–	27,506,994
Materials	6,100,292		19,274,283			– 0	–	25,374,575
Energy	5,526,415		19,133,375			– 0	–	24,659,790
Telecommunication Services	– 0	–	24,315,954			– 0	–	24,315,954
Health Care	6,040,322		7,889,620			– 0	–	13,929,942
Utilities	– 0	–	2,322,004			– 0	–	2,322,004
Short-Term Investments	7,775		– 0	–		– 0	–	7,775
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,082,245		– 0	–		– 0	–	4,082,245

Total Investments in Securities	29,170,329		251,103,638	(a)		– 0	–	280,273,967
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	3,202,101			– 0	–	3,202,101
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(3,214,420)			– 0	–	(3,214,420)

Total (c)	$29,170,329		$251,091,319		$	– 0	–	$280,261,648

(a)	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	An amount of $5,976,876 was transferred from Level 2 to level 1 as the above mentioned foreign equity fair valuation by third party vendor was not applied during the reporting period.
(d)	There were no transfers from Level 1 to Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2018 is as follows:

Fund	Market Value 11/30/17 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$	– 0	–	$17,405	$17,397	$8	$	– 0	–
Government Money Market Portfolio*		14,372		16,466	26,756	4,082		22

Total		$14,372		$33,871	$44,153	$4,090		$22

*	Investments of cash collateral for securities lending transactions

AB Discovery Value Fund

Portfolio of Investments

February 28, 2018 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS - 98.5%
Financials - 22.5%
Banks - 11.2%
Associated Banc-Corp.	1,350,215	$33,350,311
Comerica, Inc.	490,360	47,672,799
Fulton Financial Corp.	1,521,930	27,546,933
Huntington Bancshares, Inc./OH	2,328,450	36,556,665
Synovus Financial Corp.	590,650	29,119,045
Texas Capital Bancshares, Inc. (a)	335,610	30,272,022
Umpqua Holdings Corp.	1,311,570	27,949,557
Webster Financial Corp.	608,687	33,222,136
Zions Bancorporation	910,799	50,066,621

		315,756,089

Consumer Finance - 0.7%
OneMain Holdings, Inc. (a)	623,140	19,105,472

Insurance - 8.5%
American Financial Group, Inc./OH	373,834	42,168,475
Everest Re Group Ltd.	108,030	25,953,127
First American Financial Corp.	427,620	24,814,789
Hanover Insurance Group, Inc. (The)	162,340	17,518,109
Old Republic International Corp.	1,455,100	29,145,653
Reinsurance Group of America, Inc. - Class A	324,720	49,938,689
Selective Insurance Group, Inc.	452,380	25,717,803
Validus Holdings Ltd.	330,560	22,359,079

		237,615,724

Thrifts & Mortgage Finance - 2.1%
BankUnited, Inc.	772,790	31,081,614
Essent Group Ltd. (a)	625,377	28,198,249

		59,279,863

		631,757,148

Industrials - 18.1%
Aerospace & Defense - 0.1%
Esterline Technologies Corp. (a)	58,010	4,286,939

Air Freight & Logistics - 1.1%
Atlas Air Worldwide Holdings, Inc. (a)	493,690	30,041,036

Airlines - 2.8%
Alaska Air Group, Inc.	284,660	18,360,570
Hawaiian Holdings, Inc.	477,760	17,199,360
SkyWest, Inc.	768,950	42,138,460

		77,698,390

Commercial Services & Supplies - 1.7%
ABM Industries, Inc. (b)	426,650	15,001,014
Steelcase, Inc. - Class A	2,433,442	33,216,483

		48,217,497

Construction & Engineering - 4.0%
AECOM (a)	826,132	29,335,947
Granite Construction, Inc.	411,250	23,893,625
Quanta Services, Inc. (a)	990,030	34,096,633

Company	Shares	U.S. $ Value

Tutor Perini Corp. (a)	989,770	$23,902,946

		111,229,151

Electrical Equipment - 2.5%
EnerSys	506,010	35,263,837
Regal Beloit Corp.	474,690	34,320,087

		69,583,924

Machinery - 2.8%
Oshkosh Corp.	385,880	30,457,508
SPX FLOW, Inc. (a)	505,680	24,656,957
Terex Corp.	582,590	24,189,137

		79,303,602

Road & Rail - 2.2%
Ryder System, Inc.	384,024	27,791,817
Werner Enterprises, Inc.	894,180	33,308,205

		61,100,022

Trading Companies & Distributors - 0.9%
MRC Global, Inc. (a)	1,547,260	25,576,208

		507,036,769

Information Technology - 16.1%
Communications Equipment - 1.4%
Finisar Corp. (a)	936,370	16,854,660
Infinera Corp. (a)	1,768,682	17,598,386
NETGEAR, Inc. (a)	81,512	4,544,294

		38,997,340

Electronic Equipment, Instruments & Components - 5.3%
Anixter International, Inc. (a)	490,960	37,092,028
Avnet, Inc.	755,730	32,269,671
CDW Corp./DE	482,840	35,213,521
Sanmina Corp. (a)	583,390	16,072,395
VeriFone Systems, Inc. (a)	1,707,310	28,341,346

		148,988,961

IT Services - 3.7%
Amdocs Ltd.	455,390	29,960,108
Booz Allen Hamilton Holding Corp.	1,023,695	38,828,751
Genpact Ltd.	1,117,350	35,051,270

		103,840,129

Semiconductors & Semiconductor Equipment - 3.2%
Cypress Semiconductor Corp.	2,055,730	35,913,603
Integrated Device Technology, Inc. (a)	328,320	9,961,229
Mellanox Technologies Ltd. (a)(b)	378,510	26,041,488
Qorvo, Inc. (a)	208,254	16,808,180

		88,724,500

Company	Shares	U.S. $ Value

Software - 1.2%
Verint Systems, Inc. (a)	853,255	$33,191,619

Technology Hardware, Storage & Peripherals - 1.3%
NCR Corp. (a)	1,113,340	36,740,220

		450,482,769

Consumer Discretionary - 15.0%
Auto Components - 3.7%
Cooper-Standard Holdings, Inc. (a)	308,821	37,626,751
Dana, Inc.	1,204,240	31,996,657
Lear Corp.	104,906	19,572,312
Tenneco, Inc.	285,600	15,008,280

		104,204,000

Diversified Consumer Services - 1.7%
Houghton Mifflin Harcourt Co. (a)	1,852,870	12,599,516
Sotheby’s (a)	739,200	34,136,256

		46,735,772

Hotels, Restaurants & Leisure - 2.1%
Bloomin’ Brands, Inc.	1,783,870	41,189,558
Brinker International, Inc. (b)	495,916	17,074,388

		58,263,946

Household Durables - 1.5%
Lennar Corp. - Class A	666,608	37,716,681
Lennar Corp. - Class B	13,332	604,739
PulteGroup, Inc.	147,830	4,149,588

		42,471,008

Media - 0.6%
Scholastic Corp.	487,990	17,767,716

Specialty Retail - 3.4%
Burlington Stores, Inc. (a)	159,418	19,551,024
Caleres, Inc.	622,693	17,441,631
Michaels Cos., Inc. (The) (a)	1,236,990	28,463,140
Signet Jewelers Ltd. (b)	575,790	28,950,721

		94,406,516

Textiles, Apparel & Luxury Goods - 2.0%
Crocs, Inc. (a)	2,042,350	24,998,364
Deckers Outdoor Corp. (a)	337,950	31,963,311

		56,961,675

		420,810,633

Energy - 7.7%
Energy Equipment & Services - 2.9%
Helix Energy Solutions Group, Inc. (a)	1,071,290	6,384,888
Helmerich & Payne, Inc.	249,510	16,105,871
Oil States International, Inc. (a)	1,121,880	27,598,248

Company	Shares	U.S. $ Value

RPC, Inc. (b)	1,631,110	$32,035,000

		82,124,007

Oil, Gas & Consumable Fuels - 4.8%
HollyFrontier Corp.	629,900	26,978,617
Oasis Petroleum, Inc. (a)	3,034,280	23,910,126
QEP Resources, Inc. (a)	3,368,480	29,036,298
SM Energy Co.	1,400,010	25,676,183
SRC Energy, Inc. (a)	3,116,810	27,646,105

		133,247,329

		215,371,336

Materials - 4.8%
Chemicals - 2.1%
Ingevity Corp. (a)	166,206	12,450,491
Orion Engineered Carbons SA	384,930	10,604,822
Trinseo SA	464,660	36,986,936

		60,042,249

Containers & Packaging - 1.3%
Graphic Packaging Holding Co.	2,352,120	36,010,957

Metals & Mining - 1.4%
Alcoa Corp. (a)	883,540	39,732,794

		135,786,000

Real Estate - 4.5%
Equity Real Estate Investment Trusts (REITs) - 4.5%
American Campus Communities, Inc.	504,650	18,409,632
Education Realty Trust, Inc.	729,773	22,725,131
Empire State Realty Trust, Inc. - Class A	1,365,259	23,018,267
Gramercy Property Trust	1,347,371	29,170,582
STAG Industrial, Inc.	1,087,300	24,757,821
Sun Communities, Inc.	93,878	8,219,958

		126,301,391

Health Care - 4.2%
Health Care Providers & Services - 2.9%
LifePoint Health, Inc. (a)	569,207	26,240,442
Molina Healthcare, Inc. (a)	389,240	28,142,052
WellCare Health Plans, Inc. (a)	137,314	26,626,558

		81,009,052

Life Sciences Tools & Services - 1.3%
ICON PLC (a)	322,608	36,554,713

		117,563,765

Utilities - 3.6%
Electric Utilities - 2.5%
Alliant Energy Corp.	655,429	25,332,331
PNM Resources, Inc.	619,963	21,822,698
Portland General Electric Co.	610,570	24,257,946

		71,412,975

Company	Shares	U.S. $ Value

Gas Utilities - 0.5%
Southwest Gas Holdings, Inc.	201,780	$13,293,266

Multi-Utilities - 0.6%
Black Hills Corp.	324,023	16,457,128

		101,163,369

Consumer Staples - 2.0%
Beverages - 0.9%
Cott Corp.	1,722,286	25,059,261

Food Products - 1.1%
Ingredion, Inc.	154,963	20,244,366
Nomad Foods Ltd. (a)	676,340	11,085,213

		31,329,579

		56,388,840

Total Common Stocks (cost $2,243,037,536)		2,762,662,020

SHORT-TERM INVESTMENTS - 1.9%
Investment Companies - 1.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.20% (c)(d)(e) (cost $54,035,820)	54,035,820	54,035,820

Total Investments Before Security Lending Collateral for Securities Loaned - 100.4% (cost $2,297,073,356)		2,816,697,840

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%
Investment Companies - 1.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.20% (c)(d)(e) (cost $46,562,187)	46,562,187	46,562,187

Total Investments - 102.1% (cost $2,343,635,543) (f)		2,863,260,027
Other assets less liabilities - (2.1)%		(58,344,466)

Net Assets - 100.0%		$2,804,915,561

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of February 28, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $635,340,919 and gross unrealized depreciation of investments was $(115,716,435), resulting in net unrealized appreciation of $519,624,484.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Discovery Value Fund

February 28, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$2,762,662,020		$	– 0	–	$	– 0	–	$2,762,662,020
Short-Term Investments	54,035,820			– 0	–		– 0	–	54,035,820
Investments of Cash Collateral for Securities
Loaned in Affiliated Money Market Fund	46,562,187			– 0	–		– 0	–	46,562,187

Total Investments in Securities	2,863,260,027			– 0	–		– 0	–	2,863,260,027
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$2,863,260,027		$	– 0	–	$	– 0	–	$2,863,260,027

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums and options written and swaptions written which are valued at market value.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2018 is as follows:

Fund	Market Value 11/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/18 (000)	Dividend Income (000)

Government Money Market Portfolio	$31,779	$206,249	$183,992	$54,036	$0
Government Money Market Portfolio*	109,460	175,983	238,881	46,562	235

Total	$141,239	$382,232	$422,873	$100,598	$235

*	Investments of cash collateral for securities lending transactions

AB Value Fund

Portfolio of Investments

February 28, 2018 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS - 99.9%
Financials - 30.2%
Banks - 11.8%
Bank of America Corp.	644,033	$20,673,459
Comerica, Inc.	88,188	8,573,637
Wells Fargo & Co.	331,433	19,359,002

		48,606,098

Capital Markets - 2.0%
Goldman Sachs Group, Inc. (The)	31,358	8,244,959

Consumer Finance - 5.6%
Capital One Financial Corp.	76,455	7,487,238
OneMain Holdings, Inc. (a)	121,284	3,718,567
Synchrony Financial	327,353	11,912,376

		23,118,181

Insurance - 10.8%
Allstate Corp. (The)	82,828	7,641,711
American International Group, Inc.	228,453	13,099,495
Everest Re Group Ltd.	41,208	9,899,810
First American Financial Corp.	84,002	4,874,636
FNF Group	230,088	9,187,414

		44,703,066

		124,672,304

Information Technology - 15.9%
Communications Equipment - 3.4%
Juniper Networks, Inc.	236,912	6,079,162
Nokia Oyj (Sponsored ADR) - Class A	1,382,970	8,021,226

		14,100,388

IT Services - 1.1%
Booz Allen Hamilton Holding Corp.	116,568	4,421,424

Semiconductors & Semiconductor Equipment - 2.7%
Intel Corp.	228,774	11,276,271

Software - 4.6%
Oracle Corp.	374,036	18,952,404

Technology Hardware, Storage & Peripherals - 4.1%
HP, Inc.	407,296	9,526,653
NCR Corp. (a)	99,386	3,279,738
Xerox Corp.	135,827	4,118,275

		16,924,666

		65,675,153

Energy - 10.8%
Energy Equipment & Services - 1.5%
RPC, Inc. (b)	307,630	6,041,853

Oil, Gas & Consumable Fuels - 9.3%
Canadian Natural Resources Ltd.	193,067	6,073,888
Devon Energy Corp.	151,642	4,650,860
EOG Resources, Inc.	112,901	11,450,419
Hess Corp.	151,144	6,864,961

Company	Shares	U.S. $ Value

Marathon Petroleum Corp.	147,070	$9,421,304

		38,461,432

		44,503,285

Health Care - 10.2%
Biotechnology - 2.3%
Gilead Sciences, Inc.	117,370	9,240,540

Health Care Providers & Services - 6.2%
Aetna, Inc.	35,613	6,305,637
Cigna Corp.	51,656	10,118,894
McKesson Corp.	61,547	9,184,659

		25,609,190

Pharmaceuticals - 1.7%
Mallinckrodt PLC (a)(b)	170,266	2,840,037
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	223,318	4,180,513

		7,020,550

		41,870,280

Consumer Discretionary - 8.4%
Auto Components - 3.0%
Lear Corp.	23,418	4,369,096
Magna International, Inc. (New York) - Class A	144,060	7,918,978

		12,288,074

Media - 3.9%
Comcast Corp. - Class A	246,763	8,935,288
Twenty-First Century Fox, Inc. - Class A	196,984	7,252,951

		16,188,239

Specialty Retail - 1.5%
Michaels Cos., Inc. (The) (a)	150,568	3,464,570
Signet Jewelers Ltd.	51,235	2,576,096

		6,040,666

		34,516,979

Consumer Staples - 7.6%
Beverages - 1.8%
PepsiCo, Inc.	65,273	7,162,406

Food Products - 1.7%
Tyson Foods, Inc. - Class A	95,840	7,128,579

Tobacco - 4.1%
British American Tobacco PLC (Sponsored ADR)	91,875	5,426,138
Philip Morris International, Inc.	111,490	11,544,789

		16,970,927

		31,261,912

Company	Shares	U.S. $ Value

Industrials - 5.5%
Aerospace & Defense - 3.1%
Raytheon Co.	58,101	$12,637,549

Airlines - 1.2%
JetBlue Airways Corp. (a)	237,976	5,009,395

Machinery - 1.2%
Oshkosh Corp.	66,025	5,211,353

		22,858,297

Utilities - 4.5%
Electric Utilities - 3.1%
American Electric Power Co., Inc.	126,746	8,312,003
Edison International	76,509	4,635,680

		12,947,683

Multi-Utilities - 1.4%
NiSource, Inc.	247,960	5,735,315

		18,682,998

Materials - 3.2%
Chemicals - 1.9%
CF Industries Holdings, Inc.	83,469	3,442,262
Mosaic Co. (The)	171,342	4,509,721

		7,951,983

Metals & Mining - 1.3%
Alcoa Corp. (a)	114,979	5,170,606

		13,122,589

Telecommunication Services - 2.7%
Wireless Telecommunication Services - 2.7%
T-Mobile US, Inc. (a)	180,923	10,965,743

Real Estate - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Mid-America Apartment Communities, Inc.	40,960	3,515,188

Total Investments Before Security Lending Collateral for Securities Loaned - 99.9% (cost $350,105,369)		411,644,728

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.2%
Investment Companies - 2.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.20% (c)(d)(e) (cost $9,245,357)	9,245,357	9,245,357

U.S. $ Value
Total Investments - 102.1% (cost $359,350,726) (f)	$420,890,085
Other assets less liabilities - (2.1)%	(8,626,985)

Net Assets - 100.0%	$412,263,100

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of February 28, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $79,229,982 and gross unrealized depreciation of investments was $(17,690,623), resulting in net unrealized appreciation of $61,539,359.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Value Fund

February 28, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total

Assets:
Common Stocks (a)	$411,644,728		$	– 0	–	$	– 0	–	$411,644,728
Investments of Cash Collateral for Securities
Loaned in Affiliated Money Market Fund	9,245,357			– 0	–		– 0	–	9,245,357

Total Investments in Securities	420,890,085			– 0	–		– 0	–	420,890,085
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$420,890,085		$	– 0	–	$	– 0	–	$420,890,085

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2018 is as follows:

Fund	Market Value 11/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/18 (000)	Dividend Income (000)

Government Money Market Portfolio	$0	$24,668	$24,668	$0	$0
Government Money Market Portfolio*	11,644	41,936	44,335	9,245	25

Total	$11,644	$66,604	$69,003	$9,245	$25

*	Investments of cash collateral for securities lending transactions

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Trust

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 23, 2018